CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	2 Months Ended	4 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Operating activities
Net loss		$ (11,972)	$ (10,426)	$ (49,238)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization		28	44	75
Amortization of intangible assets		813	1,366	2,162
Amortization of right of use asset		102	201	298
Provision for credit loss expense		1
Amortization of debt discount and deferred financing cost			445	37
Accrued interest expense on promissory note and convertible debt			210	16
Accrued monitoring fee on promissory note			408
Deferred income taxes		(2,541)	(366)	(3,570)
Stock-based compensation expense		98	1,436
(Gain) loss on foreign currency transactions		(4)	84	(44)
Change in fair value of derivative liability		10,354	2,523	4,714
Change in operating assets and liabilities:
Accounts receivable and other receivables		962	1,555	300
Prepaid expenses and other current assets		152	(76)	719
Other assets		(37)		(37)
Accounts payable		281	(389)	499
Accrued liabilities		(4,399)	574	(5,876)
Operating lease liabilities		(102)	(212)	(306)
Other noncurrent liabilities
Deferred revenue		(334)	63	360
Net cash used in operating activities		(6,598)	(2,560)	(12,766)
Investing activities
Purchases of property and equipment		(26)	(26)	(57)
Investment in capitalized software
Cash acquired in connection with Business Combination		10,003		10,003
Net cash provided by (used in) investing activities		9,977	(26)	9,946
Financing activities
Proceeds from issuance of convertible debt, net of issuance costs			2,480
Net equity investment from parent
Repayment of CXApp acquisition liability
Repayment of related party promissory note		(328)		(328)
Net cash provided by financing activities		(328)	2,480	7,620
Effect of exchange rate changes on cash and cash equivalents		(11)	(9)	(28)
Net increase in cash and cash equivalents		3,040	(115)	4,772
Cash and cash equivalents, beginning of period		1,503	6,275	1,503
Cash and cash equivalents, end of period	$ 1,503	4,543	6,160	6,275
Supplemental disclosures of cash flow information
Cash paid for taxes			25	4
Cash paid for interest		6		18
Supplemental schedule of noncash investing and financing activities
Right of use asset obtained in exchange for lease liability		230	393
Noncash investment from parent
Class A Common Stock and Class C Common Stock issued in connection with Business Combination		69,928
Financing of Director and Officer Insurance		671
Predecessor [Member]
Operating activities
Net loss	(4,380)				$ (29,175)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	228				646
Amortization of intangible assets	806				3,885
Amortization of right of use asset	40				266
Amortization of debt discount and deferred financing cost
Accrued interest expense on promissory note and convertible debt
Accrued monitoring fee on promissory note
Deferred income taxes
Stock-based compensation expense	158
(Gain) loss on foreign currency transactions	(32)
Change in fair value of derivative liability
Change in operating assets and liabilities:
Accounts receivable and other receivables	(857)				109
Prepaid expenses and other current assets	(20)				109
Other assets					18
Accounts payable	(796)				400
Accrued liabilities	(787)				1,096
Operating lease liabilities	(38)				(257)
Other noncurrent liabilities
Deferred revenue	534				(932)
Net cash used in operating activities	(5,144)				(18,895)
Investing activities
Purchases of property and equipment	(9)				(88)
Investment in capitalized software	(45)				(394)
Cash acquired in connection with Business Combination
Net cash provided by (used in) investing activities	(54)				(482)
Financing activities
Proceeds from issuance of convertible debt, net of issuance costs
Net equity investment from parent	9,089				25,967
Repayment of CXApp acquisition liability	(197)				(5,135)
Repayment of related party promissory note
Net cash provided by financing activities	8,892				20,728
Effect of exchange rate changes on cash and cash equivalents	1				(71)
Net increase in cash and cash equivalents	3,695				1,280
Cash and cash equivalents, beginning of period	6,308	$ 10,003		$ 10,003	5,028
Cash and cash equivalents, end of period	10,003				6,308
Supplemental disclosures of cash flow information
Cash paid for taxes					119
Cash paid for interest					$ 1
Supplemental schedule of noncash investing and financing activities
Right of use asset obtained in exchange for lease liability
Noncash investment from parent	409
Class A Common Stock and Class C Common Stock issued in connection with Business Combination
Financing of Director and Officer Insurance